Annual Total Returns- JPMorgan Inflation Managed Bond Fund (R5 R6 Shares) [BarChart] - R5 R6 Shares - JPMorgan Inflation Managed Bond Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.15%	5.73%	(2.78%)	0.27%	0.04%	3.80%	2.13%	(1.04%)	6.94%	6.24%